Voya Solution Income Portfolio Expense Example - Voya Solution Income Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,484
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	902
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,197
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	$ 1,370